Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	As of
	June 30, 2021	December 31, 2020
Accrued warranty costs	$1,657	$1,735
Accrued compensation and related benefits	2,533	1,001
Contingent purchase price consideration - Quantum	1,873	926
Deferred purchase price consideration – World Energy	1,680	-
Accreted contingent compensation to sellers of World Energy	427	-
Accrued financing fees	-	723
Accrued expenses, other	2,749	216
	$10,919	$4,601

	2020	2019
Accrued warranty costs	$1,735	$1,009
Accrued compensation and related benefits	1,001	398
Contingent and deferred purchase consideration connection with Quantum acquisition	926	638
Accrued financing fees	723	360
Accrued expenses, other	216	553
Sales tax	-	96
	$4,601	$3,054